DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2012	2011
8.52% Term Loans due 2015	8,954	11,938
Less: current portion	(2,984)	(2,984)
	5,970	8,954

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2012 is repayable as follows;

(in thousands of $)
Year ending December 31,
2013	2,984
2014	2,984
2015	2,986
2016	—
2017	—
Thereafter	—
Total debt	8,954